Loans and asset quality- Details of Loan Distribution and Industry Concentrations of Credit Risk (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 51,657		$ 46,629
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,359		11,288
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,647		1,417
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,818		8,864
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,010		1,740
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,385		1,632
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,715		5,298
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,652		13,397
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	38,230		36,459
Domestic | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,511		5,455
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,534		1,306
Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,743		8,796
Domestic | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,001		1,677
Domestic | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,322	[1]	1,329	[1]
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,385		1,632
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,314		2,228		2,958
Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	768		639		623
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,652		13,397		12,760
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,427		10,170
Foreign | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,848		5,833
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	113		111
Foreign | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	75		68
Foreign | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9		63
Foreign | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	945	[1]	1,025	[1]
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 2,437		$ 3,070

[1]	Net of unearned income on domestic and foreign lease financings of $1,020 million at Dec. 31, 2013 and $1,135 million at Dec. 31, 2012.